General information and the Groups business (Details Narrative)	12 Months Ended
Jun. 30, 2026
General information and the Groups business
Economic context in which the Group operated economic contraction remains Description	During the second half of 2025 and the first half of 2026, the Argentine economy continued to show a gradual recovery of activity, with favorable performance in the agricultural
Economic context in which the Group operated Exchange rate Description	During the year, the managed float regime within bands implemented in April 2025 remained in place. In this context, the Argentine Peso continued to depreciate against the US dollar, moving from an exchange rate of approximately ARS 1,205 per dollar at the beginning of the year to ARS 1,482 per dollar as of June 30, 2026
Economic context in which the surplus equivalent Description	the national public sector recorded a fiscal surplus equivalent to 0.1% of GDP, associated with the continuation of measures aimed at consolidating the balance of public accounts
Business combinations interest, percent	29.12%
Ownership Interest	50.00%